TAXATION (Tables)	12 Months Ended
Dec. 31, 2023
TAXATION
Schedule of taxes

	2023	2022	2021
Current tax:	$’000	$’000	$’000

Current tax recovery on loss for the year	—	(11,731)	10,979
Total current tax	—	(11,731)	10,979

	2023	2022	2021
Deferred tax:	$’000	$’000	$’000

Origination and reversal of temporary differences	—	—	340
Total deferred tax liability	—	—	340
Total tax credit	—	(11,731)	11,319

Schedule of taxation charge in the financial statements

	2023	2022	2021
	$’000	$’000	$’000
Profit (loss) before taxation	(35,033)	(240,693)	52,261
Expected tax charge (recovery) based on a weighted average of 25% (2022 - 25)% (UK, US and Canada)	(8,758)	(60,172)	12,971

Effect of expenses not deductible in determining taxable profit	851	32,662	2,366
Temporary differences	5,930	8,470	(5,529)
Other tax adjustments	18	254	(182)
Origination and reversal of temporary differences	—	(1,023)	1,101
Unutilised tax losses carried forward	1,959	8,078	592
Taxation charge in the financial statements	—	(11,731)	11,319